UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income for the period	$ 36,447	$ 55,059
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	37,541	37,455
Extinguishment of long-term debt	1,630	0
Amortization of debt issuance costs	1,219	1,224
Equity settled share-based payments	76	721
Foreign exchange (gain)/loss	(500)	398
Change in fair value of derivative instruments	16,672	2,616
Drydocking expenditure	(13,504)	(10,103)
Other	13	(198)
Changes in operating assets and liabilities, net:
Inventory	19	140
Other current assets	(20,257)	(12,847)
Other non-current assets	(3,487)	0
Receivables due from related parties	171	230
Payables due to related parties	303	87
Accounts payable	463	(750)
Other current liabilities	6,769	8,318
Other non-current liabilities	3,493	0
Net cash provided by operating activities	67,069	82,350
Investing activities
Purchase of other fixed assets	0	0
Net cash used in investing activities	0	0
Financing activities
Repayment of long-term debt	(54,288)	(52,961)
Proceeds from revolving credit facility	847,350	800,000
Repayment of revolving credit facility	(847,350)	(800,000)
Prepayment of long-term debt	(129,613)	0
Proceeds from long-term debt	175,000	0
Extinguishment costs paid on long-term debt	(648)	0
Proceeds from termination of derivative instruments	0	10,355
Financing costs	(1,352)	(12)
Net proceeds from issuance of treasury shares	0	884
Dividends paid	(81,132)	(80,705)
Net cash (used in)/provided by financing activities	(92,033)	(122,439)
Effect of exchange rate changes on cash	498	(200)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(24,466)	(40,289)
Cash, cash equivalents and restricted cash at the beginning of the period	437,203	410,544
Cash, cash equivalents and restricted cash at the end of the period	412,737	370,255
Supplemental Information
Interest paid, net of amounts capitalized	(44,729)	(51,939)
Income tax paid	$ (20)	$ (86)